Delaware Group Premium Fund

Supplement dated January 1, 2001
to the Prospectus dated May 1, 2000
for the following Series

Balanced Series Capital Reserves Series Cash Reserve Series Convertible Securities Series Devon Series Emerging Markets Series	Global Bond Series Growth and Income Series Growth Opportunities Series High Yield Series International Equity Series REIT Series	Select Growth Series Small Cap Value Series Social Awareness Series Strategic Income Series Technology and Innovation Series Trend Series U.S. Growth Series

The following amends supplements the section of the Prospectus entitled "Investment manager and sub-adviser" under "How we manage the Series" for REIT Series:

As of January 1, 2001, Management of Lincoln Investment Management, Inc. ("LIM") and Delaware Investments have consolidated LIM into Delaware and integrated LIM's investment personnel with Delaware's. All of the investment professionals at LIM who served the Series are joining Delaware and will continue to provide services to the Series. As a result of the consolidation, LIM no longer serves as sub-adviser to the Series.

The following amends and supplements the sections of the Prospectus entitled "Investment manager and sub-adviser" and "Portfolio manager under "How we manage the Series" for Social Awareness Series:

As of January 1, 2001, Management of Vantage Investment Advisors and Delaware Investments have consolidated Vantage into Delaware. As a result of the consolidation, Vantage no longer serves as sub-adviser to the Series. The consolidation will not result in any change in the investment professionals providing services to the Series.

J. Paul Dokas and Timothy G. Connors have primary responsibility for making day-to-day investment decisions for the Social Awareness Series. In making investment decision for the Series, Mr. Dokas and Mr. Connors regularly consult with Christopher S. Adams and Robert E. Ginsberg. Mr. Dokas, Mr. Connors, Mr. Adams and Mr. Ginsberg have been members of the Series investment team since July 1, 2000.

J. Paul Dokas, Vice President/Senior Portfolio Manager, earned a bachelor's degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. Mr. Dokas is head of the Structured Products team that manages portfolio allocation and risk control decisions for quantitatively managed portfolios at Delaware Investments. He joined Delaware Investments in 1997. He previously was director of trust investment management at Bell Atlantic Corporation. He is a CFA charterholder.

Timothy G. Connors, Vice President/Senior Portfolio Manager, earned a bachelor's degree at the University of Virginia and an MBA degree in Finance at Tulane University. Mr. Connors co-manages Structured Products team portfolios with Mr. Dokas. He joined Delaware Investments in 1997 after serving as a Principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis, and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. He is a CFA charterholder and a member of the Association for Investment Management and Research.

Christopher S. Adams, Vice President/Senior Equity Analyst, holds both bachelor's and master's degrees in history and economics from Oxford University, England and received his MBA with dual majors in finance and insurance/risk management from the Wharton School of the University of Pennsylvania. Mr. Adams is an equity analyst with the Structured Products team. He joined Delaware in 1995 as a member of the Strategic Planning Department, later becoming the Equity Department Business Manager. Prior to joining Delaware, he was a management consultant with Coopers & Lybrand, LLP's Financial Advisory Services group and held positions at Sumitomo Bank Ltd. and Bank of America NT & SA in London. He is a CFA level II candidate.

Robert E. Ginsberg, Vice President/Senior Equity Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Mr. Ginsberg is an equity analyst with the Structured Products team. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting, working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical and portfolio management support responsibilities for the Structured Products team. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting working primarily with financial services companies. He is a CFA Level III candidate.

The following amends and supplements the section of the Prospectus entitled and "Portfolio manager" under "How we manage the Series" for U.S. Growth Series:

Frank Houghton and Gerald S. Frey have primary responsibility for making day-to-day investment decisions for U.S. Growth Series. Mr. Houghton has been part of the growth team that has managed the Series since its inception. Mr. Frey joined Mr. Houghton on January 4, 2001.

Frank Houghton, Vice President/Senior Portfolio Manager, received a BBA from Manhattan College and attended New York University Graduate School of Business Administration. Prior to joining Delaware Investments in March 2000, Mr. Houghton was President and Portfolio Manager of Lynch & Mayer, Inc., which he joined in 1990 and became President in 1999. Prior to joining Lynch & Mayer, Inc., Mr. Houghton was Chairman of BMI Capital from 1984 to 1990, a Portfolio Manager at Neuberger & Berman from 1977 to 1984 and a Partner at Oppenheimer & Co., Inc. from 1969-1977.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

The following information is added to the section of the Prospectus entitled "Who's who?" for each Series listed above:

Lincoln Financial Distributors, Inc. ("LFD") serves as the Series' sub-distributor pursuant to a contractual arrangement with Delaware Distributors L.P. LFD is primarily responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries. The address of LFD is 350 Church Street, Hartford, CT 06103.

The following amends the information for Balanced Series in the section of the Prospectus entitled "Dividends, distributions and taxes."

For the Balanced Series, dividends, if any, are paid annually. Capital gain distributions, if any, normally will be made following the close of the fiscal year.

The following amends the information for Growth and Income Series in the section of the Prospectus entitled "Dividends, distributions and taxes."

For the Growth and Income Series, dividends, if any, are paid annually. Capital gain distributions, if any, normally will be made following the close of the fiscal year.

The date of this Supplement is January 1, 2001.

Delaware Group Premium Fund

Supplement dated January 1, 2001
to the Prospectus dated May 1, 2000
for the following Series

Emerging Markets Series Growth and Income Series High Yield Series REIT Series	Select Growth Series Small Cap Value Series Social Awareness Series Trend Series

The following amends supplements the section of the Prospectus entitled "Investment manager and sub-adviser" under "How we manage the Series" for REIT Series:

As of January 1, 2001, Management of Lincoln Investment Management, Inc. ("LIM") and Delaware Investments have consolidated LIM into Delaware and integrated LIM's investment personnel with Delaware's. All of the investment professionals at LIM who served the Series are joining Delaware and will continue to provide services to the Series. As a result of the consolidation, LIM no longer serves as sub-adviser to the Series.

The following amends and supplements the sections of the Prospectus entitled "Investment manager and sub-adviser" and "Portfolio manager under "How we manage the Series" for Social Awareness Series:

As of January 1, 2001, Management of Vantage Investment Advisors and Delaware Investments have consolidated Vantage into Delaware. As a result of the consolidation, Vantage no longer serves as sub-adviser to the Series. The consolidation will not result in any change in the investment professionals providing services to the Series.

J. Paul Dokas and Timothy G. Connors have primary responsibility for making day-to-day investment decisions for the Social Awareness Series. In making investment decision for the Series, Mr. Dokas and Mr. Connors regularly consult with Christopher S. Adams and Robert E. Ginsberg. Mr. Dokas, Mr. Connors, Mr. Adams and Mr. Ginsberg have been members of the Series investment team since July 1, 2000.

J. Paul Dokas, Vice President/Senior Portfolio Manager, earned a bachelor's degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. Mr. Dokas is head of the Structured Products team that manages portfolio allocation and risk control decisions for quantitatively managed portfolios at Delaware Investments. He joined Delaware Investments in 1997. He previously was director of trust investment management at Bell Atlantic Corporation. He is a CFA charterholder.

Timothy G. Connors, Vice President/Senior Portfolio Manager, earned a bachelor's degree at the University of Virginia and an MBA degree in Finance at Tulane University. Mr. Connors co-manages Structured Products team portfolios with Mr. Dokas. He joined Delaware Investments in 1997 after serving as a Principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis, and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. He is a CFA charterholder and a member of the Association for Investment Management and Research.

Christopher S. Adams, Vice President/Senior Equity Analyst, holds both bachelor's and master's degrees in history and economics from Oxford University, England and received his MBA with dual majors in finance and insurance/risk management from the Wharton School of the University of Pennsylvania. Mr. Adams is an equity analyst with the Structured Products team. He joined Delaware in 1995 as a member of the Strategic Planning Department, later becoming the Equity Department Business Manager. Prior to joining Delaware, he was a management consultant with Coopers & Lybrand, LLP's Financial Advisory Services group and held positions at Sumitomo Bank Ltd. and Bank of America NT & SA in London. He is a CFA level II candidate.

Robert E. Ginsberg, Vice President/Senior Equity Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Mr. Ginsberg is an equity analyst with the Structured Products team. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting, working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical and portfolio management support responsibilities for the Structured Products team. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting working primarily with financial services companies. He is a CFA Level III candidate.

The following information is added to the section of the Prospectus entitled "Who's who?" for each Series listed above:

Lincoln Financial Distributors, Inc. ("LFD") serves as the Series' sub-distributor pursuant to a contractual arrangement with Delaware Distributors L.P. LFD is primarily responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries. The address of LFD is 350 Church Street, Hartford, CT 06103.

The following replaces the first paragraph in the section of the Prospectus entitled "Dividends, distributions and taxes" for Growth and Income Series:

Dividends for Growth and Income Series, if any, are paid annually. Capital gain distributions, if any, normally will be made following the close of the fiscal year.

The date of this Supplement is January 1, 2001.

Delaware Group Premium Fund

Supplement dated January 1, 2001
to the Prospectus dated May 1, 2000
for the following Series

Devon Series Emerging Markets Series Growth and Income Series High Yield Series	REIT Series Small Cap Value Series Social Awareness Series Trend Series

The following amends supplements the section of the Prospectus entitled "Investment manager and sub-adviser" under "How we manage the Series" for REIT Series:

As of January 1, 2001, Management of Lincoln Investment Management, Inc. ("LIM") and Delaware Investments have consolidated LIM into Delaware and integrated LIM's investment personnel with Delaware's. All of the investment professionals at LIM who served the Series are joining Delaware and will continue to provide services to the Series. As a result of the consolidation, LIM no longer serves as sub-adviser to the Series.

The following amends and supplements the sections of the Prospectus entitled "Investment manager and sub-adviser" and "Portfolio manager" under "How we manage the Series" for Social Awareness Series:

As of January 1, 2001, Management of Vantage Investment Advisors and Delaware Investments have consolidated Vantage into Delaware. As a result of the consolidation, Vantage no longer serves as sub-adviser to the Series. The consolidation will not result in any change in the investment professionals providing services to the Series.

J. Paul Dokas and Timothy G. Connors have primary responsibility for making day-to-day investment decisions for the Social Awareness Series. In making investment decision for the Series, Mr. Dokas and Mr. Connors regularly consult with Christopher S. Adams and Robert E. Ginsberg. Mr. Dokas, Mr. Connors, Mr. Adams and Mr. Ginsberg have been members of the Series investment team since July 1, 2000.

J. Paul Dokas, Vice President/Senior Portfolio Manager, earned a bachelor's degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. Mr. Dokas is head of the Structured Products team that manages portfolio allocation and risk control decisions for quantitatively managed portfolios at Delaware Investments. He joined Delaware Investments in 1997. He previously was director of trust investment management at Bell Atlantic Corporation. He is a CFA charterholder.

Timothy G. Connors, Vice President/Senior Portfolio Manager, earned a bachelor's degree at the University of Virginia and an MBA degree in Finance at Tulane University. Mr. Connors co-manages Structured Products team portfolios with Mr. Dokas. He joined Delaware Investments in 1997 after serving as a Principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis, and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. He is a CFA charterholder and a member of the Association for Investment Management and Research.

Christopher S. Adams, Vice President/Senior Equity Analyst, holds both bachelor's and master's degrees in history and economics from Oxford University, England and received his MBA with dual majors in finance and insurance/risk management from the Wharton School of the University of Pennsylvania. Mr. Adams is an equity analyst with the Structured Products team. He joined Delaware in 1995 as a member of the Strategic Planning Department, later becoming the Equity Department Business Manager. Prior to joining Delaware, he was a management consultant with Coopers & Lybrand, LLP's Financial Advisory Services group and held positions at Sumitomo Bank Ltd. and Bank of America NT & SA in London. He is a CFA level II candidate.

Robert E. Ginsberg, Vice President/Senior Equity Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Mr. Ginsberg is an equity analyst with the Structured Products team. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting, working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical and portfolio management support responsibilities for the Structured Products team. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting working primarily with financial services companies. He is a CFA Level III candidate.

The following information is added to the section of the Prospectus entitled "Who's who?" for each Series listed above:

Lincoln Financial Distributors, Inc. ("LFD") serves as the Series' sub-distributor pursuant to a contractual arrangement with Delaware Distributors L.P. LFD is primarily responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries. The address of LFD is 350 Church Street, Hartford, CT 06103.

The following replaces the first paragraph in the section of the Prospectus entitled "Dividends, distributions and taxes" for Growth and Income Series:

Dividends for Growth and Income Series, if any, are paid annually. Capital gain distributions, if any, normally will be made following the close of the fiscal year.

The date of this Supplement is January 1, 2001.